Earnings Per Share of the Parent Company Earnings Per Share of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share, Basic and Diluted [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Computations of basic and diluted earnings per share (in thousands, except share data) were as follows:

	Year Ended
	December 31,
	2011	2010	2009
Basic earnings per share:
Income from continuing operations	$42,240	$37,611	$58,408
Income from continuing operations attributable to noncontrolling interests	(515)	(455)	(1,411)
Preferred dividends	(16,198)	(16,963)	(16,963)
Net income allocable and distributions in excess of earnings to participating securities (continuing operations)	(1,172)	(838)	(591)
Income from continuing operations available to common stockholders - basic	24,355	19,355	39,443

Income from discontinued operations	474	1,703	1,782
Income from discontinued operations attributable to noncontrolling interests	(10)	(43)	(57)
Income from discontinued operations available to common stockholders - basic	464	1,660	1,725

Net income available to common stockholders - basic	$24,819	$21,015	$41,168
Diluted earnings per share:
Income from continuing operations available to common stockholders - basic	24,355	19,355	39,443
Income from continuing operations allocable and distributions in excess of earnings to dilutive participating securities	—	—	591
Income from continuing operations attributable to noncontrolling interests in operating partnership	559	503	—
Income from continuing operations available to common stockholders and participating securities - diluted	24,914	19,858	40,034

Income from discontinued operations available to common stockholders - basic	464	1,660	1,725
Income from discontinued operations attributable to noncontrolling interests in operating partnership	10	43	—
Income from discontinued operations available to common stockholders - diluted	474	1,703	1,725

Net income available to common stockholders and participating securities - diluted	$25,388	$21,561	$41,759
Weighted-average common shares outstanding:
Basic	132,625,915	112,698,704	91,011,123
Incremental shares from assumed conversion:
Unvested restricted stock	—	—	839,879
Operating partnership and LTIP units	2,983,928	3,019,495	—
Diluted	135,609,843	115,718,199	91,851,002
Basic and diluted earnings per share:
Income from continuing operations per share available to common stockholders - basic and diluted	$0.19	$0.17	$0.43
Income from discontinued operations per share available to common stockholders - basic and diluted	$—	$0.02	$0.02
Net income per share available to common stockholders - basic and diluted	$0.19	$0.19	$0.45